Income Tax - Schedule of Components of Deferred Taxes (Details)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)
Deferred tax assets
Net operating loss carrying forwards	¥ 31,597,426		¥ 15,316,222
Allowance against doubtful accounts	6,964,672		6,898,153
Operating lease liabilities	5,137,898		5,060,696
Total deferred tax assets	43,699,996		27,275,071
Less: Valuation allowance	(23,038,383)		(21,218,644)
Total deferred tax assets, net of valuation allowance	20,661,613		6,056,427
Net off against deferred tax liabilities	(20,661,613)		(6,056,427)
Total Deferred tax assets, net
Deferred tax liabilities
Timing difference - revenue recognized prior to issuance of PRC VAT invoices	16,092,337		1,064,796
Recognition of intangible assets arising from business combination (Note 3)	8,450,000
Operating lease right of use assets	5,125,497		4,991,631
Total deferred tax liabilities	29,667,834		6,056,427
Net off against deferred tax assets	(20,661,613)		(6,056,427)
Deferred tax liabilities, net	¥ 9,006,221	$ 1,287,872